Financial Instruments (Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 0	$ 0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	68	528
2005 Seneca IRB Facility, Fair Value Disclosure	0	45,400
Term B Facility, FairValue	576,400	538,500
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	68	512
2005 Seneca IRB Facility, Fair Value Disclosure	0	45,000
Term B Facility, FairValue	$ 493,052	$ 497,560